Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income	$ 502	$ 717	$ 771	$ 1,423
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	0	1	(3)	1
Items that will not be reclassified to profit or loss:
Actuarial loss on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	0	(1)	0	(1)
Net change on equity investments, net of tax $(1), $2 , $(1) and $(6)	(5)	(26)	(5)	32
Total other comprehensive (loss) income	(5)	(26)	(8)	32
Total comprehensive income (loss)	497	691	763	1,455
Attributable to:
Equity holders of Barrick Gold Corporation	300	462	417	958
Non-controlling interests	$ 197	$ 229	$ 346	$ 497